Balance Sheets (March 31, 2019 Unaudited) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Current Assets:
Cash	$ 0	$ 0	$ 0
Total Current Assets	0	0	0
TOTAL ASSETS	0	0	0
Current Liabilities:
Accounts Payable	10,436	16,139	0
Accounts Payable - Related Party	0	3,000	0
Interest Payable - Related Party	0	0
Notes Payable - Related Party	6,794	5,955	0
Total Current Liabilities	17,230	25,094	0
Total Liabilities	17,230	25,094
Stockholder's Deficit
Common Stock, Value	267,675	117,675	117,675
Additional Paid-In Capital	459,270	573,109	567,154
Accumulated Deficit	(744,175)	(715,878)	(684,829)
Total Stockholder's Deficit	(17,230)	(25,094)	0
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 0	$ 0	$ 0